Leases - Schedule of Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Leases [Abstract]
Right of use assets	$ 1,129	$ 1,251	$ 1,500
Current portion of operating lease liabilities	94	75
Long term operating lease liabilities, net	1,092	1,229
Operating lease liability	$ 1,186	$ 1,186	$ 1,500
Weighted-average remaining lease term (years)	6 years	7 years
Weighted-average discount rate	13.60%	13.60%